Document and Entity Information	Mar. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2020
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Entity Central Index Key	0001227155
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 26, 2020
Prospectus Date	Feb. 28, 2020
Cash Management Class Prospectus | Money Market Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSHXX
Cash Management Class Prospectus | Government Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSGXX
Cash Management Class Prospectus | Government Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MCHXX
Cash Management Class Prospectus | Prime Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MSPXX
Cash Management Class Prospectus | Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MTMXX
Cash Management Class Prospectus | Treasury Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MREXX
Cash Management Class Prospectus | Treasury Securities Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MHSXX
Institutional Select Class Prospectus | Money Market Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MMRXX
Institutional Select Class Prospectus | Government Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MGSXX
Institutional Select Class Prospectus | Government Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSVXX
Institutional Select Class Prospectus | Prime Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MPEXX
Institutional Select Class Prospectus | Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Institutional Select Class Prospectus | Treasury Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MTSXX
Institutional Select Class Prospectus | Treasury Securities Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MSSXX
Investor Class Prospectus | Money Market Portfolio | Investor Class
Prospectus:
Trading Symbol	MIOXX
Investor Class Prospectus | Government Portfolio | Investor Class
Prospectus:
Trading Symbol	MVVXX
Investor Class Prospectus | Government Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MVIXX
Investor Class Prospectus | Prime Portfolio | Investor Class
Prospectus:
Trading Symbol	MPVXX
Investor Class Prospectus | Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	MXIXX
Investor Class Prospectus | Treasury Portfolio | Investor Class
Prospectus:
Trading Symbol	MTNXX
Investor Class Prospectus | Treasury Securities Portfolio | Investor Class
Prospectus:
Trading Symbol	MNVXX
Participant Class Prospectus | Money Market Portfolio | Participant Class
Prospectus:
Trading Symbol	MMNXX
Participant Class Prospectus | Government Portfolio | Participant Class
Prospectus:
Trading Symbol	MPCXX
Participant Class Prospectus | Government Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MGIPXX
Participant Class Prospectus | Prime Portfolio | Participant Class
Prospectus:
Trading Symbol	MPNXX
Participant Class Prospectus | Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	MXPXX
Participant Class Prospectus | Treasury Portfolio | Participant Class
Prospectus:
Trading Symbol	MTCXX
Participant Class Prospectus | Treasury Securities Portfolio | Participant Class
Prospectus:
Trading Symbol	MPRXX
Institutional Class Prospectus | Money Market Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPUXX
Institutional Class Prospectus | Government Portfolio | Institutional Class
Prospectus:
Trading Symbol	MVRXX
Institutional Class Prospectus | Government Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIXX
Institutional Class Prospectus | Prime Portfolio | Institutional Class
Prospectus:
Trading Symbol	MPFXX
Institutional Class Prospectus | Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX
Institutional Class Prospectus | Treasury Portfolio | Institutional Class
Prospectus:
Trading Symbol	MISXX
Institutional Class Prospectus | Treasury Securities Portfolio | Institutional Class
Prospectus:
Trading Symbol	MSUXX
Advisory Class Prospectus | Money Market Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVSXX
Advisory Class Prospectus | Government Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAYXX
Advisory Class Prospectus | Government Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVAXX
Advisory Class Prospectus | Prime Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAVXX
Advisory Class Prospectus | Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	MADXX
Advisory Class Prospectus | Treasury Portfolio | Advisory Class
Prospectus:
Trading Symbol	MAOXX
Advisory Class Prospectus | Treasury Securities Portfolio | Advisory Class
Prospectus:
Trading Symbol	MVYXX
Administrative Class Prospectus | Money Market Portfolio | Administrative Class
Prospectus:
Trading Symbol	MANXX
Administrative Class Prospectus | Government Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGOXX
Administrative Class Prospectus | Government Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MGAXX
Administrative Class Prospectus | Prime Portfolio | Administrative Class
Prospectus:
Trading Symbol	MPMXX
Administrative Class Prospectus | Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	MXAXX
Administrative Class Prospectus | Treasury Portfolio | Administrative Class
Prospectus:
Trading Symbol	MTTXX
Administrative Class Prospectus | Treasury Securities Portfolio | Administrative Class
Prospectus:
Trading Symbol	MAMXX
Select Class Prospectus | Government Portfolio | Select Class
Prospectus:
Trading Symbol	MSDXX
Select Class Prospectus | Treasury Portfolio | Select Class
Prospectus:
Trading Symbol	MSTXX
Select Class Prospectus | Treasury Securities Portfolio | Select Class
Prospectus:
Trading Symbol	MSEXX